Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2011
Registrant Name	dei_EntityRegistrantName	ALPS ETF Trust
Central Index Key	dei_EntityCentralIndexKey	0001414040
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 09, 2012
Document Effective Date	dei_DocumentEffectiveDate	May 09, 2012
Prospectus Date	rr_ProspectusDate	Mar. 31, 2012
Supplement [Text Block]	aet1414040_SupplementTextBlock
ALPS ETF TRUST
Alerian MLP ETF
(the “Fund”)
SUPPLEMENT DATED MAY 9, 2012
TO THE PROSPECTUS DATED MARCH 31, 2012
The information below replaces, in its entirety, the section titled “FEES AND EXPENSES OF THE FUND” found on page 2 of the prospectus:
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors purchasing Shares in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker. These costs are not included in the expense example below.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.85%
Deferred Income Tax Expense (a)	4.01%
Total Annual Fund Operating Expenses	4.86%
(a) The Fund is classified for federal income tax purposes as a taxable regular corporation or so-called Subchapter ‘‘C’’ corporation. As a ‘‘C’’ corporation, the Fund accrues deferred tax liability for its future tax liability associated with the capital appreciation of its investments and the distributions received by the Fund on equity securities of master limited partnerships considered to be a return of capital and for any net operating gains. The Fund’s accrued deferred tax liability, if any, is reflected each day in the Fund’s net asset value per share. The deferred income tax expense/(benefit) represents an estimate of the Fund’s potential tax expense/(benefit) if it were to recognize the unrealized gains/(losses) in the portfolio. An estimate of deferred income tax expense/(benefit) is dependent upon the Fund’s net investment income/(loss) and realized and unrealized gains/(losses) on investments and such expenses may vary greatly from year to year and from day to day depending on the nature of the Fund’ s investments, the performance of those investments and general market conditions. Therefore, any estimate of deferred income tax expense/(benefit) cannot be reliably predicted from year to year. For the period January 1, 2011 to November 30, 2011, the Fund had net operating gains of $119,028,888 and accrued $41,045,270 in net deferred tax expense primarily related to unrealized appreciation on investments.
Example:
The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same each year. Although your actual costs may be higher or lower based on these assumptions, your costs would be:

1 Year	3 Year	5 Year	10 Year
$486	$1,461	$2,438	$4,893

Alerian MLP ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aet1414040_SupplementTextBlock
ALPS ETF TRUST
Alerian MLP ETF
(the “Fund”)
SUPPLEMENT DATED MAY 9, 2012
TO THE PROSPECTUS DATED MARCH 31, 2012
The information below replaces, in its entirety, the section titled “FEES AND EXPENSES OF THE FUND” found on page 2 of the prospectus:
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors purchasing Shares in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker. These costs are not included in the expense example below.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.85%
Deferred Income Tax Expense (a)	4.01%
Total Annual Fund Operating Expenses	4.86%
(a) The Fund is classified for federal income tax purposes as a taxable regular corporation or so-called Subchapter ‘‘C’’ corporation. As a ‘‘C’’ corporation, the Fund accrues deferred tax liability for its future tax liability associated with the capital appreciation of its investments and the distributions received by the Fund on equity securities of master limited partnerships considered to be a return of capital and for any net operating gains. The Fund’s accrued deferred tax liability, if any, is reflected each day in the Fund’s net asset value per share. The deferred income tax expense/(benefit) represents an estimate of the Fund’s potential tax expense/(benefit) if it were to recognize the unrealized gains/(losses) in the portfolio. An estimate of deferred income tax expense/(benefit) is dependent upon the Fund’s net investment income/(loss) and realized and unrealized gains/(losses) on investments and such expenses may vary greatly from year to year and from day to day depending on the nature of the Fund’ s investments, the performance of those investments and general market conditions. Therefore, any estimate of deferred income tax expense/(benefit) cannot be reliably predicted from year to year. For the period January 1, 2011 to November 30, 2011, the Fund had net operating gains of $119,028,888 and accrued $41,045,270 in net deferred tax expense primarily related to unrealized appreciation on investments.
Example:
The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same each year. Although your actual costs may be higher or lower based on these assumptions, your costs would be:

1 Year	3 Year	5 Year	10 Year
$486	$1,461	$2,438	$4,893

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors purchasing Shares in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker. These costs are not included in the expense example below.
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment):
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same each year. Although your actual costs may be higher or lower based on these assumptions, your costs would be:

Alerian MLP ETF | Alerian MLP ETF
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Deferred Income Tax Expense	rr_OtherExpensesOverAssets	4.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.86%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	486
3 Years	rr_ExpenseExampleYear03	1,461
5 Years	rr_ExpenseExampleYear05	2,438
10 Years	rr_ExpenseExampleYear10	4,893

[1]	The Fund is classified for federal income tax purposes as a taxable regular corporation or so-called Subchapter "C" corporation. As a "C" corporation, the Fund accrues deferred tax liability for its future tax liability associated with the capital appreciation of its investments and the distributions received by the Fund on equity securities of master limited partnerships considered to be a return of capital and for any net operating gains. The Fund's accrued deferred tax liability, if any, is reflected each day in the Fund's net asset value per share. The deferred income tax expense/(benefit) represents an estimate of the Fund's potential tax expense/(benefit) if it were to recognize the unrealized gains/(losses) in the portfolio. An estimate of deferred income tax expense/(benefit) is dependent upon the Fund's net investment income/(loss) and realized and unrealized gains/(losses) on investments and such expenses may vary greatly from year to year and from day to day depending on the nature of the Fund' s investments, the performance of those investments and general market conditions. Therefore, any estimate of deferred income tax expense/(benefit) cannot be reliably predicted from year to year. For the period January 1, 2011 to November 30, 2011, the Fund had net operating gains of $119,028,888 and accrued $41,045,270 in net deferred tax expense primarily related to unrealized appreciation on investments.